Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Income Taxes [Abstract]
Income Taxes

Note 4. Income Taxes

As of September 30, 2024, and December 31, 2023, the Company has $28,700 and $21,600, respectively, in gross deferred tax assets resulting from net operating loss carry-forwards of $136,400 and $102,700, respectively, available to offset future taxable income through 2041 subject to the change in ownership provisions under IRC 382. A valuation allowance has been recorded to fully offset these deferred tax assets because the Company’s management believes future realization of the related tax benefits is uncertain.

The difference between the tax provision at the statutory federal income tax rate on September 30, 2024 and December 31, 2023, and the tax provisions attributable to loss before income taxes is as follows:

	September 30, 2024	December 31, 2023
Statutory federal income taxes	21.0%	21.0%
Valuation allowance	(21.0)%	(21.0)%
Effective income tax rate, net	-%	-%

Note 4. Income Taxes

As of December 31, 2023 and 2022, the Company has approximately $21,600 and $11,500 in gross deferred tax assets resulting from net operating loss carry-forwards of $102,700 and $54,800, respectively, available to offset future taxable income through 2041 subject to the change in ownership provisions under IRC 382. A valuation allowance has been recorded to fully offset these deferred tax assets because the Company’s management believes future realization of the related tax benefits is uncertain.

The difference between the tax provision at the statutory federal income tax rate on December 31, 2023 and 2022, and the tax provisions attributable to loss before income taxes is as follows:

	2023	2022
Statutory federal income taxes	21.0%	21.0%
Valuation allowance	(21.0)%	(21.0)%
Effective income tax rate, net	-	-%